UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2026 to October 19, 2026

Commission File Number of issuing entity:  333-280224-04

Central Index Key Number of issuing entity:  0002048804

BMO 2025-5C9 MORTGAGE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-280224

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0002058685

3650 Capital SCF LOE I(A), LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555524

LoanCore Capital Markets LLC
(Exact name of sponsor as specified in its charter)

David Schell (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4345608
38-4345609
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 19, 2026 a distribution was made to holders of the certificates issued by BMO 2025-5C9 MORTGAGE TRUST.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2025-5C9 MORTGAGE TRUST were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2026 to October 19, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on August 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2026. The Central Index Key number for Bank of Montreal is 0000927971.

Citi Real Estate Funding Inc. ("CREFI") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2026. The Central Index Key number for CREFI is 0001701238.

Goldman Sachs Mortgage Company ("GSMC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for GSMC is 0001541502.

3650 Capital SCF LOE I(A), LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for 3650 Capital SCF LOE I(A), LLC is 0002058685.

UBS AG ("UBS AG") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for GACC is 0001541294.

Societe Generale Financial Corporation one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 17, 2026. The Central Index Key number for Societe Generale Financial Corporation is 0001755531.

LoanCore Capital Markets LLC ("LCM") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for LCM is 0001555524.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-280224-04 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-280224-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2025-5C9 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$3,000.00

Whole Loan Custodial Account (s) (Pinnacle Hills Promenade, AVAD Midland & Odessa Self Storage Portfolio, Commando Self Storage Portfolio, Renaissance New York Midtown Hotel, 257 Park Avenue South)
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

REO Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2025-5C9 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2026	$8,114.96
Current Distribution Date	10/19/2026	$7,853.06

Interest Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	09/17/2026	$0.00
Current Distribution Date	10/19/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2025-5C9 MORTGAGE TRUST, relating to the October 19, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-280224-04 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 2, 2026 under Commission File No. 333-280224-04 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ David Schell
David Schell, Authorized Signatory

Date: November 2, 2026